Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed financial information of the parent company
Condensed balance sheets

	As of December 31
	2024	2025
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	3,291	23,208	3,319
Due from the entities within the Group	10,592	10,383	1,485
Prepayments and other current assets	6,893	8,312	1,189
Total current assets	20,776	41,903	5,993
Non-current assets:
Long-term investments	304,090	306,164	43,781
Other non-current assets	5,130	5,016	717
Total non-current assets	309,220	311,180	44,498
Total assets	329,996	353,083	50,491
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	2,342	3,633	520
Due to the entities within the Group	259,732	283,652	40,562
Total current liabilities	262,074	287,285	41,082
Total liabilities	262,074	287,285	41,082

	As of December 31
	2024	2025
	RMB	RMB	US$
Shareholders’ equity
Class A common shares (par value of US$0.0001 per share as of December 31, 2024 and 2025; 4,920,000,000 shares authorized as of December 31, 2024 and 2025, 63,041,500 shares and 62,971,166 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	39	40	5
Class B common shares (par value of US$0.0001 per share as of December 31, 2024 and 2025; 30,000,000 shares authorized as of December 31, 2024 and 2025, 17,000,189 shares and 17,000,189 shares issued and outstanding as of December 31, 2024 and 2025)	11	11	2
Treasury shares (442,915 and 1,415,422 class A common shares as of December 31, 2024 and 2025, respectively)	(1,674)	(6,430)	(919)
Additional paid-in capital	1,045,221	1,049,029	150,009
Accumulated deficit	(995,715)	(995,292)	(142,325)
Accumulated other comprehensive income	20,040	18,440	2,637
Total shareholders’ equity	67,922	65,798	9,409
Total liabilities and shareholders’ equity	329,996	353,083	50,491

Condensed statements of comprehensive (loss)/income

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses	—	—	—	—
Research and development	—	—	—	—
Sales and marketing	(517)	(416)	(764)	(109)
General and administrative	(11,430)	(7,018)	(5,499)	(786)
Share of (loss)/income of the subsidiaries and VIE	(45,933)	373	6,340	907
Total operating expenses	(57,880)	(7,061)	77	12
(Loss)/income from operations	(57,880)	(7,061)	77	12
Foreign exchange (loss)/gain, net	(61)	(6)	2	—
Interest income	34	21	344	49
Other loss	(4,191)	—	—	—
(Loss)/income before income taxes	(62,098)	(7,046)	423	61
Income tax expenses	—	—	—	—
Net (loss)/income	(62,098)	(7,046)	423	61
Net (loss)/income attributable to common shareholders	(62,098)	(7,046)	423	61
Other comprehensive income/(loss)	—	—	—	—
Foreign currency translation adjustments	919	817	(1,600)	(229)
Total other comprehensive income/(loss), net of tax	919	817	(1,600)	(229)
Comprehensive loss	(61,179)	(6,229)	(1,177)	(168)

Condensed statements of cash flows

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net cash (used in)/provided by operating activities	(23,234)	6,282	19,477	2,785
Net cash used in investing activities	—	—	—	—
Net cash used in financing activities	(3,651)	(1,775)	(5,047)	(722)
Effect of exchange rate changes	(3,658)	(4,544)	5,487	785
Net (decrease)/increase in cash and cash equivalents and restricted cash	(30,543)	(37)	19,917	2,848
Cash and cash equivalents and restricted cash at the beginning of year	33,871	3,328	3,291	471
Cash and cash equivalents and restricted cash at the end of year	3,328	3,291	23,208	3,319